SEGMENTED REPORTING	3 Months Ended
Nov. 30, 2021
Disclosure of operating segments [abstract]
SEGMENTED REPORTING [Text Block]

11. SEGMENTED REPORTING

Segmented information is provided on the basis of geographical segments as the Company manages its business through two geographical regions - Canada and South Africa. The Chief Operating Decision Makers ("CODM") reviews information from the below segments separately so the below segments are separated.

The Company evaluates performance of its operating and reportable segments as noted in the following table:

At November 30, 2021	Assets	Liabilities

Canada	$9,437	$24,942
South Africa	41,557	531
	$50,994	$25,473
At August 31, 2021	Assets	Liabilities

Canada	$7,038	$29,625
South Africa	44,161	2,101
	$51,199	$31,726
Comprehensive Loss (Income) for the period ended	November 30, 2021	November 30, 2020

Canada	$3,682	$3,090
South Africa	3,357	(3,676)
	$7,039	$(586)